Supplementary Financial Statements Information	12 Months Ended
Dec. 31, 2024
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENTS INFORMATION

Note 24:- Supplementary Financial StatementS Information

a.	Composition of non-controlling interest in material partially-owned subsidiaries:

	December 31,
	2024	2023
Matrix and its subsidiaries	$182,340	$176,092
Sapiens and its subsidiaries	357,954	341,124
Magic Software and its subsidiaries	167,286	162,395
Other	2,427	2,812
	$710,007	$682,423

b.(1) Revenue by products and services was as follows:

	Year ended December 31,
	2024	2023	2022

Proprietary software and related services	$724,900	$693,426	$659,470
Other products and third party	534,869	503,327	494,344
Services	1,497,742	1,424,150	1,418,543
	$2,757,511	$2,620,903	$2,572,357

b.(2) Revenue by timing of revenue recognition was as follows:

	Year ended December 31,
	2024	2023	2022

Products and services transferred over time	$2,374,197	$2,246,470	$2,251,416
Products transferred at a point in time	383,314	374,433	320,941
	$2,757,511	$2,620,903	$2,572,357
c.	Selling, marketing, general and administrative expenses:

	Year ended December 31,
	2024	2023	2022
Wages and related expenses	$224,456	$223,351	$214,118
Depreciation and amortization	53,194	51,632	49,556
Subcontractors	9,172	11,271	11,701
Advertising	16,059	16,959	19,412
Maintenance and other expenses	32,270	23,162	23,169
Total Selling, marketing, general and administrative expenses	$335,151	$326,375	$317,956

d.	The following table provides detailed breakdown of the Group’s financial income and expenses:

	Year ended December 31,
	2024	2023	2022
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$356	$775	$1,081
Interest expenses on loans and borrowings	17,865	18,540	9,837
Financial costs related to Debentures	3,552	3,928	3,775
Interest expenses attributed to IFRS 16	6,505	7,195	4,822
Derivatives loss	-	2,991	1,193
Bank charges, negative foreign exchange differences and other financial expenses	9,785	8,705	6,508
	$38,063	$42,134	$27,216

	Year ended December 31,
	2024	2023	2022
Financial income:
PPP loan forgiveness	$-	$-	$1,465
Interest income from deposits, positive foreign exchange differences and other financial income	15,920	13,800	5,821
	15,920	13,800	7,286

Financial expenses, net	$22,143	$28,334	$19,930
e.	Geographical information:

1)	The Group’s property, plant and equipment is located as follows:

	December 31,
	2024	2023

Israel	$44,361	$44,145
United States	2,992	4,369
Europe	924	1,102
Japan	129	144
Other	3,389	3,171

Total	$51,795	$52,931

2)	Revenues:

The Group’s revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2024	2023	2022
Israel	$1,745,132	$1,600,763	$1,571,035
International:
United States	612,196	644,918	680,325
Europe	336,285	315,081	262,303
Africa	26,935	26,035	26,692
Japan	13,678	11,881	11,333
Other (mainly Asia pacific)	23,285	22,225	20,669
Total	$2,757,511	$2,620,903	$2,572,357

See Note 2(11) regarding the transaction prices allocated to performance obligation.

f.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Group:

	Year ended December 31,
	2024	2023	2022

Numerator:
Basic earnings per share – net income attributable to equity holders of the Company	$79,670	$64,014	$81,393
Diluted earnings per share – net income attributable to equity holders of the Company	$79,527	$63,878	$80,794
Denominator:
Basic earnings per share – weighted average shares outstanding	15,305	15,301	15,296
Effect of dilutive securities	332	197	207

Diluted earnings per share – adjusted weighted average shares outstanding	15,637	15,498	15,503

Basic net earnings per share	5.22	4.19	5.31

Diluted net earnings per share	5.09	4.12	5.21